Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of amounts due to related parties

	December 31, 2019	December 31, 2020

Mr. Zhang Bing(1)	$726	$-
Mr. Lu Jia(2)	799	-
Mr.Wang jian (3)	-	230
TKK Symphony Sponsor 1	-	500
	$1,525	$730

(1)	Chairman of the Company's board of directors and CEO of the Company
(2)	Board member and vice president of the Company.
(3)	Legal representative, Director, and General Manager of Glary Prosperity